Other Assets	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets
8.      Other Assets

Other assets consist of the following components as of December 31, (dollars in thousands):

	2012	2011
Notes receivable	$34,968	$32,844
Deferred costs, net	24,517	26,032
Lease security deposits	38,544	36,748
Other	15,286	14,310
Total	$113,315	$109,934